QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 1.0%
China Telecom Corp. Ltd., Class H Shares	2,100,000	$815,443	(a)
Deutsche Telekom AG, Registered Shares	48,000	777,672	(a)

Total Diversified Telecommunication Services		1,593,115

Entertainment - 0.7%
Electronic Arts Inc.	10,400	1,122,368	*

Interactive Media & Services - 3.5%
Alphabet Inc., Class A Shares	1,632	2,338,297	*
Alphabet Inc., Class C Shares	1,500	2,151,345	*
Auto Trader Group PLC	153,000	1,125,372	(a)

Total Interactive Media & Services		5,615,014

Media - 1.3%
Liberty Global PLC, Class C Shares	44,000	857,120	*
Omnicom Group Inc.	10,000	753,100
Pearson PLC	61,000	457,502	(a)

Total Media		2,067,722

Wireless Telecommunication Services - 1.6%
NTT DOCOMO Inc.	54,000	1,545,468	(a)
T-Mobile US Inc.	13,000	1,029,470	*

Total Wireless Telecommunication Services		2,574,938

TOTAL COMMUNICATION SERVICES		12,973,157

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.5%
Magna International Inc.	15,300	775,636

Automobiles - 0.6%
Subaru Corp.	40,000	997,493	(a)

Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp.	16,400	1,391,212

Household Durables - 0.8%
Bellway PLC	25,000	1,321,091	(a)

Internet & Direct Marketing Retail - 2.6%
Amazon.com Inc.	1,730	3,475,086	*
Booking Holdings Inc.	430	787,136	*

Total Internet & Direct Marketing Retail		4,262,222

Specialty Retail - 3.9%
Foot Locker Inc.	11,100	421,467
Home Depot Inc.	11,300	2,577,530

See Notes to Schedule of Investments.

QS Global Equity Fund 2020 Quarterly Report	1

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc.	16,000	$1,859,840
Ross Stores Inc.	12,080	1,355,255

Total Specialty Retail		6,214,092

Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	2,800	886,321	(a)
NIKE Inc., Class B Shares	15,600	1,502,280

Total Textiles, Apparel & Luxury Goods		2,388,601

TOTAL CONSUMER DISCRETIONARY		17,350,347

CONSUMER STAPLES - 8.6%
Beverages - 2.2%
Asahi Group Holdings Ltd.	21,500	999,013	(a)
Coca-Cola Co.	22,400	1,308,160
Diageo PLC	30,000	1,186,993	(a)

Total Beverages		3,494,166

Food & Staples Retailing - 2.6%
Colruyt SA	12,500	625,394	(a)
Koninklijke Ahold Delhaize NV	49,743	1,221,922	(a)
Kroger Co.	40,000	1,074,400
Walmart Inc.	10,500	1,202,145

Total Food & Staples Retailing		4,123,861

Food Products - 0.7%
Tyson Foods Inc., Class A Shares	14,400	1,189,872

Household Products - 1.7%
Kimberly-Clark Corp.	9,900	1,418,076
Procter & Gamble Co.	10,500	1,308,510

Total Household Products		2,726,586

Personal Products - 0.3%
Herbalife Nutrition Ltd.	12,500	485,625	*

Tobacco - 1.1%
Imperial Brands PLC	32,891	844,721	(a)
Philip Morris International Inc.	11,000	909,700

Total Tobacco		1,754,421

TOTAL CONSUMER STAPLES		13,774,531

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Eni SpA	82,036	1,150,636	(a)
GS Holdings Corp.	10,600	405,388	*(a)
Imperial Oil Ltd.	44,300	1,050,426
Phillips 66	14,600	1,334,002
Repsol SA	78,399	1,080,309	(a)

See Notes to Schedule of Investments.

2	QS Global Equity Fund 2020 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class A Shares	25,000	$657,569	(a)
Valero Energy Corp.	13,300	1,121,323

TOTAL ENERGY		6,799,653

FINANCIALS - 15.3%
Banks - 6.3%
Bank of America Corp.	28,000	919,240
Bank of Nova Scotia	14,500	791,945
China Construction Bank Corp., Class H Shares	805,000	610,659	(a)
Citizens Financial Group Inc.	39,342	1,466,670
Danske Bank A/S	33,718	563,079	(a)
Fifth Third Bancorp	38,000	1,081,100
Hang Seng Bank Ltd.	48,000	969,709	(a)
ING Groep NV	100,000	1,085,356	(a)
JPMorgan Chase & Co.	6,600	873,576
Lloyds Banking Group PLC	1,040,000	774,120	(a)
Skandinaviska Enskilda Banken AB, Class A Shares	104,208	1,029,265	(a)

Total Banks		10,164,719

Consumer Finance - 1.0%
Capital One Financial Corp.	16,705	1,667,159

Insurance - 7.5%
Aegon NV	141,253	573,943	(a)
Allianz SE, Registered Shares	7,524	1,803,610	(a)
Allstate Corp.	14,400	1,706,976
Aviva PLC	220,000	1,161,023	(a)
Everest Re Group Ltd.	3,290	909,915
Manulife Financial Corp.	71,000	1,383,089
MetLife Inc.	32,600	1,620,546
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,915	1,155,228	(a)
Principal Financial Group Inc.	16,084	851,648
Prudential PLC	47,000	836,487	(a)

Total Insurance		12,002,465

Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	16,800	833,448

TOTAL FINANCIALS		24,667,791

See Notes to Schedule of Investments.

QS Global Equity Fund 2020 Quarterly Report	3

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
HEALTH CARE - 13.9%
Biotechnology - 2.4%
Amgen Inc.	9,200	$1,987,660
Biogen Inc.	4,897	1,316,558	*
Regeneron Pharmaceuticals Inc.	1,600	540,704	*

Total Biotechnology		3,844,922

Health Care Equipment & Supplies - 2.4%
Baxter International Inc.	19,500	1,739,790
IDEXX Laboratories Inc.	4,300	1,165,343	*
Masimo Corp.	5,300	904,180	*

Total Health Care Equipment & Supplies		3,809,313

Health Care Providers & Services - 3.9%
Amedisys Inc.	6,100	1,076,589	*
Cardinal Health Inc.	24,000	1,229,040
Humana Inc.	3,900	1,311,336
McKesson Corp.	10,500	1,497,405
UnitedHealth Group Inc.	4,400	1,198,780

Total Health Care Providers & Services		6,313,150

Health Care Technology - 0.8%
Veeva Systems Inc., Class A Shares	9,000	1,319,490	*

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	30,500	1,919,975
Merck & Co. Inc.	23,600	2,016,384
Roche Holding AG	6,200	2,086,678	(a)
Shionogi & Co. Ltd.	17,700	1,052,223	(a)

Total Pharmaceuticals		7,075,260

TOTAL HEALTH CARE		22,362,135

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.4%
Dassault Aviation SA	580	708,680	(a)
Northrop Grumman Corp.	2,100	786,597
Spirit AeroSystems Holdings Inc., Class A Shares	12,000	783,840

Total Aerospace & Defense		2,279,117

Airlines - 1.5%
Air Canada	42,000	1,406,876	*
Southwest Airlines Co.	17,000	934,660

Total Airlines		2,341,536

Electrical Equipment - 0.8%
Rockwell Automation Inc.	6,800	1,303,288

Machinery - 2.4%
Cummins Inc.	8,350	1,335,750
Mitsubishi Heavy Industries Ltd.	27,500	996,963	(a)

See Notes to Schedule of Investments.

4	QS Global Equity Fund 2020 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Machinery - (continued)
Oshkosh Corp.	8,166	$702,603
Parker-Hannifin Corp.	4,334	848,120

Total Machinery		3,883,436

Professional Services - 1.3%
Robert Half International Inc.	16,500	959,805
Wolters Kluwer NV	16,200	1,217,825	(a)

Total Professional Services		2,177,630

Road & Rail - 0.8%
Norfolk Southern Corp.	5,900	1,228,439

Trading Companies & Distributors - 2.4%
HD Supply Holdings Inc.	21,000	855,540	*
Marubeni Corp.	144,600	1,037,825	(a)
Mitsubishi Corp.	40,000	1,026,798	(a)
W.W. Grainger Inc.	2,900	877,743

Total Trading Companies & Distributors		3,797,906

TOTAL INDUSTRIALS		17,011,352

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.1%
Cisco Systems Inc.	30,060	1,381,858
Juniper Networks Inc.	39,700	910,718
Telefonaktiebolaget LM Ericsson, Class B Shares	143,488	1,129,035	(a)

Total Communications Equipment		3,421,611

Electronic Equipment, Instruments & Components - 0.7%
Jabil Inc.	26,752	1,040,385

IT Services - 0.7%
PayPal Holdings Inc.	10,500	1,195,845	*

Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials Inc.	30,700	1,780,293
ASML Holding NV	5,700	1,598,595	(a)
NXP Semiconductors NV	12,000	1,522,320
Texas Instruments Inc.	12,620	1,522,603
Xilinx Inc.	13,500	1,140,480

Total Semiconductors & Semiconductor Equipment		7,564,291

Software - 4.8%
Check Point Software Technologies Ltd.	7,300	834,463	*
Citrix Systems Inc.	10,300	1,248,566
Microsoft Corp.	27,000	4,596,210
Oracle Corp.	19,200	1,007,040

Total Software		7,686,279

See Notes to Schedule of Investments.

QS Global Equity Fund 2020 Quarterly Report	5

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc.	23,000	$7,118,730
NetApp Inc.	17,385	928,359
Samsung Electronics Co. Ltd.	24,679	1,154,958	(a)

Total Technology Hardware, Storage & Peripherals		9,202,047

TOTAL INFORMATION TECHNOLOGY		30,110,458

MATERIALS - 3.4%
Chemicals - 1.8%
Covestro AG	11,792	498,847	(a)
Eastman Chemical Co.	14,500	1,033,415
LyondellBasell Industries NV, Class A Shares	12,000	934,320
Mitsubishi Gas Chemical Co. Inc.	31,500	474,850	(a)

Total Chemicals		2,941,432

Construction Materials - 0.6%
LafargeHolcim Ltd., Registered Shares	18,000	916,512	(a)

Metals & Mining - 1.0%
Glencore PLC	350,000	1,026,020	(a)
South32 Ltd.	301,085	515,776	(a)

Total Metals & Mining		1,541,796

TOTAL MATERIALS		5,399,740

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Klepierre SA	27,500	936,571	(a)
Public Storage	3,900	872,664

Total Equity Real Estate Investment Trusts (REITs)		1,809,235

Real Estate Management & Development - 2.0%
China Vanke Co. Ltd., Class H Shares	225,700	793,276	(a)
Daito Trust Construction Co. Ltd.	6,200	730,197	(a)
Daiwa House Industry Co. Ltd.	30,000	943,845	(a)
Hongkong Land Holdings Ltd.	135,000	712,798	(a)

Total Real Estate Management & Development		3,180,116

TOTAL REAL ESTATE		4,989,351

UTILITIES - 3.2%
Electric Utilities - 1.5%
Chubu Electric Power Co. Inc.	65,000	883,168	(a)
Fortum oyj	45,297	1,097,580	(a)
Tohoku Electric Power Co. Inc.	53,000	495,285	(a)

Total Electric Utilities		2,476,033

Gas Utilities - 0.5%
Snam SpA	140,000	751,212	(a)

See Notes to Schedule of Investments.

6	QS Global Equity Fund 2020 Quarterly Report

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY		SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp.		56,000	$1,112,160
NRG Energy Inc.		23,500	866,915

Total Independent Power and Renewable Electricity Producers			1,979,075

TOTAL UTILITIES			5,206,320

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $131,790,807)			160,644,835

	RATE
SHORT-TERM INVESTMENTS - 0.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $86,911)	1.480%	86,911	86,911

TOTAL INVESTMENTS - 100.0% (Cost - $131,877,718)			160,731,746
Other Assets in Excess of Liabilities - 0.0%			56,049

TOTAL NET ASSETS - 100.0%			$160,787,795

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Global Equity Fund 2020 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$8,251,700	$4,721,457	—	$12,973,157
Consumer Discretionary	14,145,442	3,204,905	—	17,350,347
Consumer Staples	8,896,488	4,878,043	—	13,774,531
Energy	3,505,751	3,293,902	—	6,799,653
Financials	14,105,312	10,562,479	—	24,667,791
Health Care	19,223,234	3,138,901	—	22,362,135
Industrials	12,023,261	4,988,091	—	17,011,352
Information Technology	26,227,870	3,882,588	—	30,110,458
Materials	1,967,735	3,432,005	—	5,399,740
Real Estate	872,664	4,116,687	—	4,989,351
Utilities	1,979,075	3,227,245	—	5,206,320

Total Long-Term Investments	111,198,532	49,446,303	—	160,644,835

Short-Term Investments†	86,911	—	—	86,911

Total Investments	$111,285,443	$49,446,303	—	$160,731,746

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

10